Annual Fund Operating Expenses (Vanguard Total Stock Market Index Fund Institutional)	Vanguard Total Stock Market Index Fund Vanguard Total Stock Market Index Fund - Institutional Shares 1/1/2014 - 12/31/2014	Vanguard Total Stock Market Index Fund Vanguard Total Stock Market Index Fund - Institutional Plus Shares 1/1/2014 - 12/31/2014
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.02%	none
12b-1 Distribution Fee	none	none
Other Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses	0.04%	0.02%